SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets:
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents	$ 11	[1]	$ 157	[1]
Schedule I, Condensed Financial Information of Parent, Due from affiliates	112	[1]	27	[1]
Schedule I, Condensed Financial Information of Parent, Income taxes receivable			190	[1]
Schedule I, Condensed Financial Information of Parent, Other current assets	16	[1]	11	[1]
Schedule I, Condensed Financial Information of Parent, Total current assets	139	[1]	385	[1]
Schedule I, Condensed Financial Information of Parent, Investments in subsidiaries	12,209	[1]	11,447	[1]
Schedule I, Condensed Financial Information of Parent, Due from affiliates	1,730	[1]	1,683	[1]
Schedule I, Condensed Financial Information of Parent, Deferred income taxes	1,200	[1]	305	[1]
Schedule I, Condensed Financial Information of Parent, Other assets	548	[1]	488	[1]
Schedule I, Condensed Financial Information of Parent, Total assets	15,826	[1]	14,308	[1]
Liabilities and shareholders' equity:
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	8	[1]	32	[1]
Schedule I, Condensed Financial Information of Parent, Current due to affiliates	1,014	[1]	1,331	[1]
Schedule I, Condensed Financial Information of Parent, Income taxes payable	246	[1]
Schedule I, Condensed Financial Information of Parent, Other current liabilities	336	[1]	374	[1]
Schedule I, Condensed Financial Information of Parent, Total current liabilities	1,604	[1]	1,737	[1]
Schedule I, Condensed Financial Information of Parent, Long-term debt	3,957	[1]	3,140	[1]
Schedule I, Condensed Financial Information of Parent, Other long-term liabilities	490	[1]	441	[1]
Schedule I, Condensed Financial Information of Parent, Shareholders' equity	9,775	[1]	8,990	[1]
Schedule I, Condensed Financial Information of Parent, Total liabilities and shareholders' equity	$ 15,826	[1]	$ 14,308	[1]

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.